Employee Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	$ 56.5
2015	56.9
2016	57.3
2017	57.6
2018	57.9
2019-2023	291.3
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	12.7
2015	11.6
2016	11.1
2017	10.4
2018	9.8
2019-2023	$ 40.1